Leases - Summary of detailed information about lease assets and liabilities (Detail) - ARS ($) $ in Thousands	Dec. 31, 2019	Jan. 01, 2019
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use asset	$ 3,681,146
Lease Liabilities	3,768,154	$ 4,461,031
Real estate [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use asset	$ 3,681,146